Income Taxes - Schedule of statutory federal income tax rate (FY) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Statutory Federal Income Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(17.40%)	(41.80%)
Warrant issuance costs	0.00%	18.10%
Change in valuation allowance	2.90%	2.70%
Income tax provision	6.50%